Label	Element	Value
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Schwab MarketTrack Balanced Portfolio™
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks both capital growth and income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	21.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
To pursue its goal, the fund maintains a defined asset allocation. The fund’s target allocation includes bond, stock and cash investments.
The fund’s allocation is weighted toward stock investments, while including substantial bond investments in seeking to add income and reduce the fund’s volatility. The fund seeks to remain close to the target allocations of approximately 60% equity, 36% fixed income and 4% cash and cash equivalents (including money market funds).
The equity allocation is further divided into six segments: approximately 33% of assets for U.S. large-cap, 6% for U.S. small-cap, 13% for developed international large-cap, 3% for real estate, 2.5% for developed international small-cap and 2.5% for emerging markets.
The fund invests mainly in other affiliated Schwab Funds, including Schwab index funds and exchange-traded funds (ETFs) (underlying funds), which use a variety of indexing strategies. These underlying funds seek to track or replicate the total returns of various market indices. They typically invest in the securities included in the index they are tracking or replicating, and generally give each security the same weight as the index does. However, in certain circumstances it may not be possible or practicable for the underlying fund to invest in all of the securities comprising an index or in proportion to their weightings in an index and it is possible that the investment adviser may utilize instead a “sampling” methodology in seeking to achieve the underlying fund’s objective.
The underlying funds may invest in derivatives and lend their securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. Each underlying fund focuses on a different market segment.
The portfolio managers monitor the fund’s holdings and cash flow and manage them as needed in order to maintain the fund’s target allocation. The manager will permit modest deviations from the target allocation for certain periods of time, in order to reduce transaction costs.
The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The Balanced Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective October 1, 2025 the index is composed of: 15.55% S&P 500® Index, 8.45% Russell 1000® Growth Index, 9.0% RAFI Fundamental High Liquidity US Large Index, 4.2% Russell 2000® Index, 1.8% RAFI Fundamental High Liquidity US Small Index, 9.1% MSCI EAFE Index (Net), 3.9% RAFI Fundamental High Liquidity Developed ex US Large Index, 2.5% RAFI Fundamental High Liquidity Developed ex US Small Index, 2.5% RAFI Fundamental High Liquidity Emerging Markets Index, 3.0% Dow Jones All REIT Capped Index, 30.45% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Government/Credit 1-5 Year Index, 1.55% ICE BofA US Cash Pay High Yield Constrained Index and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to October 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.schwabassetmanagement.com/prospectus
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best Quarter: 12.36% Q2 2020 Worst Quarter: (14.35%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	12.36%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(14.35%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/25
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Asset Allocation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Asset Allocation Risk — The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Conflicts of Interest Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Conflicts of Interest Risk — The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk — Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Exchange-Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Exchange-Traded Fund (ETF) Risk — When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Direct Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Direct Investment Risk — The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Securities Lending Risk — Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Underlying Fund Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Underlying Fund Investment Risk — Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment Risk — The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investment Style Risk — Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Tracking Error and Correlation Risk — Each underlying index fund seeks to track the performance of its respective index, although it may not be successful in doing so. Further, there can be no guarantee that the underlying index fund will achieve a high degree of correlation between the underlying index fund’s performance and that of its index. The correlation between the performance of an underlying fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. If an underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Equity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Equity Risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Market Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Capitalization Risk — Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Real Estate Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Real Estate Investment Risk — An underlying fund that has a policy of concentrating its investments in real estate companies and companies related to the real estate industry is subject to risks associated with the direct ownership of real estate securities. These risks include, among others, declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Fixed-Income Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Fixed-Income Risk — Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Money Market Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Money Market Fund Risk — The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Concentration Risk — To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Investment Risk — An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. These risks may be heightened in connection with investments in emerging markets or securities of issuers that conduct their business in emerging markets.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk — An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Leverage Risk — Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Liquidity Risk — An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Portfolio Turnover Risk — Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.13%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 609
Schwab MarketTrack Balanced Portfolio | Balanced Composite Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Balanced Composite Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.29%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.36%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.31%	[2]
Schwab MarketTrack Balanced Portfolio | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%
Schwab MarketTrack Balanced Portfolio | S&P 500® Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	8.96%
Annual Return [Percent]	oef_AnnlRtrPct	12.69%
Annual Return [Percent]	oef_AnnlRtrPct	(5.44%)
Annual Return [Percent]	oef_AnnlRtrPct	18.57%
Annual Return [Percent]	oef_AnnlRtrPct	10.48%
Annual Return [Percent]	oef_AnnlRtrPct	12.85%
Annual Return [Percent]	oef_AnnlRtrPct	(14.39%)
Annual Return [Percent]	oef_AnnlRtrPct	14.61%
Annual Return [Percent]	oef_AnnlRtrPct	9.48%
Annual Return [Percent]	oef_AnnlRtrPct	14.73%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.78%
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.21%
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.88%

[1]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[2]	The Balanced Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective October 1, 2025 the index is composed of: 15.55% S&P 500® Index, 8.45% Russell 1000® Growth Index, 9.0% RAFI Fundamental High Liquidity US Large Index, 4.2% Russell 2000® Index, 1.8% RAFI Fundamental High Liquidity US Small Index, 9.1% MSCI EAFE Index (Net), 3.9% RAFI Fundamental High Liquidity Developed ex US Large Index, 2.5% RAFI Fundamental High Liquidity Developed ex US Small Index, 2.5% RAFI Fundamental High Liquidity Emerging Markets Index, 3.0% Dow Jones All REIT Capped Index, 30.45% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Government/Credit 1-5 Year Index, 1.55% ICE BofA US Cash Pay High Yield Constrained Index and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to October 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.